Related party transactions - Summary of Key Management Transactions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Related Party [Abstract]
Management salaries	$ 2,458	$ 2,288	$ 1,332
Directors' fees	198	209	332
Share-based compensation	2,002	1,713	1,701
Total	$ 4,658	$ 4,210	$ 3,365